BOSTON PARTNERS INVESTMENT FUNDS

BOSTON PARTNERS GLOBAL LONG/SHORT FUND
PORTFOLIO OF INVESTMENTS
MAY 31, 2023 (UNAUDITED)

	NUMBER OF
	SHARES		VALUE
LONG POSITIONS—101.2%
COMMON STOCKS—82.3%
Bermuda—1.6%
Everest Re Group Ltd.†#	7,627		$2,593,333
Brazil—1.2%
Banco do Brasil SA	211,100		1,864,544
Canada—7.9%
Canadian Natural Resources Ltd.	48,289		2,601,381
Cenovus Energy, Inc.#	86,864		1,388,087
Cenovus Energy, Inc.#	63,152		1,009,036
Kinross Gold Corp.	227,752		1,073,748
MEG Energy Corp.*	80,855		1,221,610
Suncor Energy, Inc.	92,116		2,580,605
Teck Resources Ltd., Class B	66,601		2,602,101
			12,476,568
China—1.8%
Alibaba Group Holding Ltd.*	284,300		2,829,462
Meituan, Class B*	2,550		35,805
			2,865,267
Finland—0.8%
Metso Oyj	113,138		1,240,336
France—4.7%
AXA SA	69,475		1,969,667
Capgemini SE	4,905		855,709
Imerys SA	14,547		519,327
Kering SA	829		443,235
Rexel SA	68,170		1,399,447
Sanofi	11,566		1,180,046
SPIE SA	36,476		1,084,637
			7,452,068
Germany—3.2%
Commerzbank AG*	190,151		1,923,495
Siemens AG	12,913		2,125,003
Vitesco Technologies Group AG*	13,827		900,530
			4,949,028
India—1.3%
HDFC Bank Ltd. - ADR†	31,352		2,019,069
Ireland—3.7%
ICON PLC*	8,774		1,869,125
Ryanair Holdings PLC - SP ADR*	37,529		3,943,548
			5,812,673
Israel—1.7%
Check Point Software Technologies Ltd.*	20,873		2,605,159
Japan—9.0%
Asahi Group Holdings Ltd.	72,800		2,823,886
IHI Corp.	48,800		1,125,132
Mitsubishi Electric Corp.	129,500		1,685,642
Mitsubishi Heavy Industries Ltd.	29,100		1,226,605
Renesas Electronics Corp.*	262,200		4,243,760
Sony Group Corp.	32,000		3,000,972
			14,105,997
Luxembourg—0.5%
Tenaris SA	60,035		745,252
Netherlands—3.1%
Aalberts NV	30,983		1,311,363
ING Groep NV	142,074		1,750,508
Stellantis NV	120,932		1,843,477
			4,905,348
Singapore—1.6%
Genting Singapore Ltd.	1,127,400		841,701
United Overseas Bank Ltd.	82,100		1,696,258
			2,537,959
South Korea—1.6%
Samsung Electronics Co., Ltd.	47,528		2,549,899
Switzerland—4.4%
Glencore PLC	255,543		1,306,888
STMicroelectronics NV	96,952		4,219,994
Swatch Group AG, (The)	4,435		1,321,740
			6,848,622
United Kingdom—1.8%
Endeavour Mining PLC	45,064		1,187,764
Ferroglobe PLC*†	214,378		930,401
IMI PLC	35,794		711,343
			2,829,508
United States—32.4%
Activision Blizzard, Inc.†	15,562		1,248,072
Advanced Micro Devices, Inc.*	23,069		2,726,986
AGCO Corp.†	13,702		1,511,057
Alphabet, Inc., Class C*†#	18,269		2,253,847
Applied Materials, Inc.†#	6,027		803,399
Booking Holdings, Inc.*#	1,763		4,422,962
Cabot Corp.†#	18,616		1,274,824
Centene Corp.*†	56,206		3,507,816
Cigna Group, (The)†#	12,465		3,083,966
Cisco Systems, Inc.†	46,137		2,291,625
Concentrix Corp.†	7,479		655,908
CVS Health Corp.†#	38,465		2,616,774
Diamondback Energy, Inc.†#	3,968		504,531
Expedia Group, Inc.*†	15,031		1,438,617
FleetCor Technologies, Inc.*†	6,288		1,424,546
FMC Corp.†#	9,971		1,037,782
Halliburton Co.	33,855		969,946
JPMorgan Chase & Co.†	14,978		2,032,664
Lennar Corp., Class A†#	15,861		1,699,030
Microchip Technology, Inc.	10,376		780,898
Micron Technology, Inc.†	5,682		387,512
NexTier Oilfield Solutions, Inc.*	310,608		2,341,984
Oracle Corp.†#	42,235		4,474,376
Ovintiv, Inc.	18,088		597,870
Shake Shack, Inc., Class A*†	15,550		1,028,944
US Foods Holding Corp.*†	86,668		3,447,653
Wells Fargo & Co.†#	55,667		2,216,103
			50,779,692
TOTAL COMMON STOCKS
(Cost $117,054,587)			129,180,322

SHORT-TERM INVESTMENTS—18.9%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, 5.08%(a)†	922,132		922,132
Federated Hermes U.S. Treasury Cash Reserves, 4.97%(a)†	922,132		922,132
Goldman Sachs Financial Square Funds - Treasury Instruments Fund, 4.88%(a)†	922,132		922,132
MSILF Treasury Securities Portfolio, 4.94%(a)†	922,132		922,132
Tri-State Deposit, 4.95%(a)	22,599,105		22,599,105
U.S. Bank Money Market Deposit Account, 5.00%(a)	3,349,127		3,349,127
TOTAL SHORT-TERM INVESTMENTS
(Cost $29,636,760)			29,636,760
TOTAL LONG POSITIONS—101.2%
(Cost $146,691,347)			158,817,082
SECURITIES SOLD SHORT—(34.6%)
COMMON STOCKS—(34.6%)
Australia—(1.4%)
Commonwealth Bank of Australia	(16,504)		(1,037,485)
Fortescue Metals Group Ltd.	(90,515)		(1,133,379)
			(2,170,864)
Belgium—(0.8%)
Melexis NV	(7,288)		(665,829)
Umicore SA	(18,493)		(514,104)
			(1,179,933)
Canada—(0.5%)
Lululemon Athletica, Inc.*	(1,077)		(357,489)
Saputo, Inc.	(19,196)		(496,621)
			(854,110)
Chile—(0.2%)
Sociedad Quimica y Minera de Chile SA - SP ADR	(4,749)		(304,743)
Denmark—(0.1%)
Ambu A/S, Class B*	(13,159)		(206,990)
Finland—(1.0%)
Nokian Renkaat Oyj	(61,051)		(531,113)
Valmet Oyj	(33,547)		(989,111)
			(1,520,224)
France—(0.5%)
Sartorius Stedim Biotech	(1,457)		(384,088)
Unibail-Rodamco-Westfield*	(9,069)		(417,258)
			(801,346)
Hong Kong—(0.4%)
Techtronic Industries Co., Ltd.	(69,500)		(643,627)
Ireland—(0.6%)
Trane Technologies PLC	(5,780)		(943,469)
Japan—(3.8%)
Aeon Co., Ltd.	(23,300)		(460,819)
Aozora Bank Ltd.	(49,500)		(901,407)
Hirose Electric Co., Ltd.	(3,700)		(500,881)
Lasertec Corp.	(3,600)		(565,248)
Murata Manufacturing Co., Ltd.	(10,500)		(613,685)
Musashi Seimitsu Industry Co., Ltd.	(63,400)		(765,685)
Nidec Corp.	(9,900)		(490,595)
Nomura Real Estate Master Fund, Inc.	(677)		(795,823)
Rakuten Group, Inc.	(89,700)		(369,903)
Sharp Corp.*	(76,300)		(437,142)
			(5,901,188)
Netherlands—(0.3%)
Universal Music Group NV	(22,825)		(452,781)
New Zealand—(0.3%)
Xero Ltd.*	(7,154)		(510,745)
South Africa—(0.5%)
Kumba Iron Ore Ltd.	(35,717)		(785,299)
Sweden—(2.3%)
Avanza Bank Holding AB	(26,930)		(559,198)
Epiroc AB*	(30,508)		(535,874)
Fastighets AB Balder, Class B*	(182,077)		(614,569)
Husqvarna AB, Class B	(89,277)		(661,866)
Sagax AB, Class B	(29,927)		(592,420)
Telia Co., AB	(305,211)		(711,717)
			(3,675,644)
Switzerland—(4.0%)
ABB Ltd.	(15,163)		(553,861)
Bucher Industries AG	(890)		(373,999)
Comet Holding AG	(2,983)		(812,607)
EMS-Chemie Holding AG	(1,264)		(979,986)
Givaudan SA	(165)		(543,837)
Idorsia Ltd.*	(79,204)		(651,947)
Kardex Holding AG	(3,001)		(655,074)
Kuehne + Nagel International AG	(1,654)		(471,541)
Logitech International SA	(7,226)		(462,203)
VAT Group AG	(1,781)		(736,253)
			(6,241,308)
United States—(17.9%)
Acushnet Holdings Corp.	(7,687)		(344,070)
Affirm Holdings, Inc.*	(22,340)		(331,972)
Ameresco, Inc., Class A*	(9,929)		(427,741)
Appfolio, Inc., Class A*	(3,784)		(541,680)
AptarGroup, Inc.	(5,887)		(662,229)
Avangrid, Inc.	(12,555)		(471,189)
AZEK Co., Inc., (The)*	(30,244)		(703,173)
B Riley Financial, Inc.	(5,885)		(212,919)
B&G Foods, Inc.	(31,098)		(398,365)
Block, Inc.*	(8,236)		(497,372)
Cassava Sciences, Inc.*	(14,937)		(339,219)
Central Garden & Pet Co., Class A*	(8,837)		(303,551)
Ceridian HCM Holding, Inc.*	(10,172)		(629,138)
Cincinnati Financial Corp.	(8,294)		(800,371)
Commerce Bancshares, Inc.	(4,777)		(229,057)
Coterra Energy, Inc.	(33,667)		(782,758)
Credit Acceptance Corp.*	(1,807)		(805,344)
Doximity, Inc., Class A*	(11,366)		(348,595)
Entegris, Inc.	(9,326)		(981,562)
Etsy, Inc.*	(4,171)		(338,060)
Five Below, Inc.*	(1,656)		(285,693)
Freshpet, Inc.*	(6,390)		(381,866)
General Electric Co.	(6,261)		(635,679)
Glacier Bancorp, Inc.	(13,835)		(398,725)
Greif, Inc., Class A	(10,458)		(628,526)
Huntsman Corp.	(30,519)		(724,826)
Infinera Corp.*	(91,391)		(447,816)
LGI Homes, Inc.*	(6,046)		(687,854)
Matador Resources Co.	(21,913)		(963,515)
Mattel, Inc.*	(32,813)		(571,274)
National Beverage Corp.*	(13,473)		(665,836)
Palantir Technologies, Inc., Class A*	(26,086)		(383,725)
Paramount Global, Class B	(29,679)		(451,418)
Permian Resources Corp.	(54,947)		(512,656)
Portillo's, Inc., Class A*	(10,915)		(219,064)
QuantumScape Corp.*	(34,423)		(223,405)
Revance Therapeutics, Inc.*	(12,940)		(395,446)
Rumble, Inc.*	(18,093)		(178,578)
Sabre Corp.*	(128,283)		(397,677)
Selective Insurance Group, Inc.	(6,444)		(623,328)
Southern Copper Corp.	(16,129)		(1,076,933)
Summit Materials, Inc., Class A*	(18,154)		(574,213)
T Rowe Price Group, Inc.	(11,066)		(1,185,833)
Tandem Diabetes Care, Inc.*	(11,402)		(296,338)
Tesla, Inc.*	(7,329)		(1,494,603)
Texas Capital Bancshares, Inc.*	(19,470)		(920,931)
Trupanion, Inc.*	(12,398)		(278,583)
Warner Music Group Corp., Class A	(14,143)		(345,796)
WD-40 Co.	(4,066)		(771,117)
West Pharmaceutical Services, Inc.	(1,762)		(589,618)
Wingstop, Inc.	(2,852)		(568,575)
			(28,027,812)
TOTAL COMMON STOCKS
(Proceeds $(57,861,527))			(54,220,083)
TOTAL SECURITIES SOLD SHORT—(34.6%)
(Proceeds $(57,861,527))			(54,220,083)
	NUMBER OF	NOTIONAL
	CONTRACTS	AMOUNT
OPTIONS WRITTEN ††—(1.6%)
Call Options Written—(1.6%)
Alphabet, Inc.
Expiration:
08/18/2023,
Exercise Price:
115.00	(182)	(2,245,334)	(241,150)
Applied Materials, Inc.
Expiration:
01/19/2024,
Exercise Price:
130.00	(60)	(799,800)	(116,700)
Booking Holdings, Inc.
Expiration:
01/19/2024,
Exercise Price:
2,650.00	(15)	(3,763,155)	(309,000)
Cabot Corp.
Expiration:
10/20/2023,
Exercise Price:
65.00	(186)	(1,273,728)	(148,800)
Cenovus Energy, Inc.
Expiration:
06/16/2023,
Exercise Price:
21.00	(772)	(1,233,656)	(1,930)
Cigna Group, (The)
Expiration:
01/17/2025,
Exercise Price:
280.00	(116)	(2,869,956)	(293,480)
CVS Health Corp.
Expiration:
01/19/2024,
Exercise Price:
75.00	(227)	(1,544,281)	(70,370)
Diamondback Energy, Inc.
Expiration:
09/15/2023,
Exercise Price:
137.85	(39)	(495,885)	(23,595)
Everest Re Group Ltd.
Expiration:
10/20/2023,
Exercise Price:
370.00	(54)	(1,836,108)	(75,060)
FMC Corp.
Expiration:
07/21/2023,
Exercise Price:
120.00	(69)	(718,152)	(15,180)
Lennar Corp.
Expiration:
01/19/2024,
Exercise Price:
95.00	(129)	(1,381,848)	(259,290)
Oracle Corp.
Expiration:
09/15/2023,
Exercise Price:
82.50	(395)	(4,184,630)	(997,375)
Wells Fargo & Co.
Expiration:
06/16/2023,
Exercise Price:
42.50	(508)	(2,022,348)	(10,668)
TOTAL CALL OPTIONS WRITTEN
(Premiums received $(2,836,999))			(2,562,598)
TOTAL OPTIONS WRITTEN
(Premiums received $(2,836,999))			(2,562,598)
OTHER ASSETS IN EXCESS OF LIABILITIES—35.0%			54,864,584
NET ASSETS—100.0%			$156,898,985

ADR	American Depositary Receipt
PLC	Public Limited Company
SP ADR	Sponsored American Depositary Receipt
*	Non-income producing.
(a)	The rate shown is as of May 31, 2023.
†	Security position is either entirely or partially held in a segregated account as collateral for securities sold short.
#	Security segregated as collateral for options written.
††	Primary risk exposure is equity contracts.

Contracts For Difference held by the Fund at May 31, 2023, are as follows:

REFERENCE COMPANY	COUNTERPARTY	EXPIRATION DATE	FINANCING RATE	PAYMENT FREQUENCY	NUMBER OF CONTRACTS LONG/(SHORT)	NOTIONAL AMOUNT	UNREALIZED APPRECIATION (DEPRECIATION)
Long
Ireland
CRH PLC	Goldman Sachs	12/08/2025	4.43%	Termination	51,634	$2,444,600	$135,280
United Kingdom
Adriatic Metals PLC	Goldman Sachs	04/17/2026	4.43	Termination	268,581	543,918	(110,149)
AstraZeneca PLC	Morgan Stanley	01/19/2026	4.43	Termination	11,208	1,625,661	32,932
CVS Group PLC	Morgan Stanley	01/19/2026	4.43	Termination	46,855	1,219,329	104,168
Future PLC	Morgan Stanley	01/19/2026	4.43	Termination	48,505	435,639	(442,641)
JD Sports Fashion PLC	Morgan Stanley	01/19/2026	4.43	Termination	423,115	800,028	(44,729)
SSE PLC	Goldman Sachs	04/06/2026	4.43	Termination	125,103	2,928,028	116,391
WH Smith PLC	Goldman Sachs	12/08/2025	4.43	Termination	124,228	2,426,177	130,803
						9,978,780	(213,225)
Total Long						12,423,380	(77,945)

Short
Brazil
Klabin SA - Unit	Morgan Stanley	01/19/2026	5.08	Termination	(221,900)	$(920,264)	$(74,462)
Klabin SA - Unit	Goldman Sachs	12/22/2025	5.08	Termination	(11,500)	(47,693)	(3,980)
Suzano SA	Goldman Sachs	05/08/2026	5.08	Termination	(79,000)	(700,883)	(72,780)
						(1,668,840)	(151,222)
Japan
Shinko Electric Industries Co., Ltd.	Goldman Sachs	02/24/2026	-0.06	Termination	(11,000)	(393,181)	(106,200)
South Korea
KakaoBank Corp.	Goldman Sachs	02/13/2026	5.08	Termination	(2,398)	(47,337)	4,114
KakaoBank Corp.	Morgan Stanley	02/23/2026	5.08	Termination	(20,610)	(406,843)	(23,829)
						(454,180)	(19,715)
Taiwan
Acer, Inc.	Goldman Sachs	04/17/2026	5.08	Termination	(766,000)	(769,054)	(38,914)
Advantech Co., Ltd.	Morgan Stanley	01/19/2026	5.08	Termination	(2,000)	(26,491)	(4,187)
Advantech Co., Ltd.	Goldman Sachs	12/08/2025	5.08	Termination	(85,000)	(1,125,864)	(205,767)
Advantech Co., Ltd.	HSBC	12/22/2025	0.00	Termination	(1,000)	(13,245)	(2,679)
Compal Electronics, Inc.	Morgan Stanley	01/19/2026	5.08	Termination	(125,000)	(113,294)	(18,162)
Compal Electronics, Inc.	Goldman Sachs	12/08/2025	5.08	Termination	(129,000)	(116,920)	(22,231)
Compal Electronics, Inc.	HSBC	12/22/2025	0.00	Termination	(221,000)	(200,304)	(23,221)
Formosa Plastics Corp.	Goldman Sachs	05/05/2026	5.08	Termination	(157,000)	(480,797)	(5,448)
Giant Manufacturing Co., Ltd.	Goldman Sachs	05/04/2026	5.08	Termination	(82,000)	(549,736)	(68,198)
Nan Ya Plastics Corp.	Morgan Stanley	01/19/2026	5.08	Termination	(7,000)	(17,701)	(379)
Nan Ya Plastics Corp.	Goldman Sachs	12/08/2025	5.08	Termination	(291,000)	(735,846)	(12,134)
Pan Jit International, Inc.	Morgan Stanley	01/19/2026	5.08	Termination	(54,000)	(123,017)	(11,129)
Pan Jit International, Inc.	Goldman Sachs	12/08/2025	5.08	Termination	(265,000)	(603,694)	(32,883)
Pan Jit International, Inc.	HSBC	12/22/2025	0.00	Termination	(5,000)	(11,390)	(1,442)
						(4,887,353)	(446,774)
United Kingdom
abrdn PLC	Goldman Sachs	02/23/2026	4.43	Termination	(440,212)	(1,086,990)	44,637
Antofagasta PLC	Morgan Stanley	01/19/2026	4.43	Termination	(2,280)	(37,934)	11,458
Antofagasta PLC	Goldman Sachs	12/08/2025	4.43	Termination	(51,549)	(857,664)	105,635
Associated British Foods PLC	Morgan Stanley	01/19/2026	4.43	Termination	(752)	(17,077)	262
Associated British Foods PLC	Goldman Sachs	12/08/2025	4.43	Termination	(20,815)	(472,674)	(42,447)
Dunelm Group PLC	Morgan Stanley	01/19/2026	4.43	Termination	(1,523)	(20,650)	(1,042)
Dunelm Group PLC	Goldman Sachs	12/08/2025	4.43	Termination	(54,461)	(738,440)	(6,984)
Fevertree Drinks PLC	Goldman Sachs	02/09/2026	4.43	Termination	(30,263)	(510,099)	(83,448)
Ocado Group PLC	Goldman Sachs	02/16/2026	4.43	Termination	(69,622)	(319,578)	165,986
Pearson PLC	Goldman Sachs	01/09/2026	4.43	Termination	(49,235)	(488,865)	63,796
Segro PLC	Goldman Sachs	03/24/2026	4.43	Termination	(74,009)	(734,299)	(66,026)
						(5,284,270)	191,827
United States
Adient PLC	Morgan Stanley	01/19/2026	5.08	Termination	(532)	(17,923)	4,394
Adient PLC	Goldman Sachs	12/08/2025	5.08	Termination	(18,984)	(639,571)	59,140
						(657,494)	63,534
Total Short						(13,345,318)	(468,550)
Net unrealized gain/(loss) on Contracts For Difference							$(546,495)

BOSTON PARTNERS INVESTMENT FUNDS
BOSTON PARTNERS GLOBAL LONG/SHORT FUND
NOTES TO PORTFOLIO OF INVESTMENTS
MAY 31, 2023 (UNAUDITED)

PORTFOLIO VALUATION — The Boston Partners Global Long/Short Fund's (the "Fund") net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) on each day the NYSE is open. Securities held by the Fund are valued using the closing price or the last sale price on a national securities exchange or the National Association of Securities Dealers Automatic Quotation System (“NASDAQ”) market system where they are primarily traded. Equity securities traded in the over-the-counter ("OTC") market are valued at their closing prices.  If there were no transactions on that day, securities traded principally on an exchange or on NASDAQ will be valued at the mean of the last bid and ask prices prior to the market close. Fixed income securities are valued using an independent pricing service, which considers such factors as security prices, yields, maturities and ratings, and are deemed representative of market values at the close of the market.  Foreign securities are valued based on prices from the primary market in which they are traded, and are translated from the local currency into U.S. dollars using current exchange rates.  Investments in other open-end investment companies, if any, are valued based on the NAV of the investment companies (which may use fair value pricing as disclosed in their prospectuses). Options for which the primary market is a national securities exchange are valued at the last sale price on the exchange on which they are traded, or, in the absence of any sale, will be valued at the mean of the last bid and ask prices prior to the market close.  Options not traded on a national securities exchange are valued at the last quoted bid price for long option positions and the closing ask price for short option positions. If market quotations are unavailable or deemed unreliable, securities will be valued in accordance with procedures adopted by the Company’s Board of Directors (the “Board”). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. Such procedures use fundamental valuation methods, which may include, but are not limited to, an analysis of the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuer’s financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction, and the difference between the recorded fair value and the value that would be received in a sale could be significant. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim.  To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

FAIR VALUE MEASUREMENTS — The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

• Level 1 — Prices are determined using quoted prices in active markets for identical securities.
• Level 2 — Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 — Prices are determined using significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2023, in valuing the Fund's investments carried at fair value:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Common Stock
Bermuda	$2,593,333	$2,593,333	$-	$-
Brazil	1,864,544	1,864,544	-	-
Canada	12,476,568	12,476,568	-	-
China	2,865,267	-	2,865,267	-
Finland	1,240,336	-	1,240,336	-
France	7,452,068	-	7,452,068	-
Germany	4,949,028	-	4,949,028	-
India	2,019,069	2,019,069	-	-
Ireland	5,812,673	5,812,673	-	-
Israel	2,605,159	2,605,159	-	-
Japan	14,105,997	-	14,105,997	-
Luxembourg	745,252	-	745,252	-
Netherlands	4,905,348	-	4,905,348	-
Singapore	2,537,959	-	2,537,959	-
South Korea	2,549,899	-	2,549,899	-
Switzerland	6,848,622	-	6,848,622	-
United Kingdom	2,829,508	2,118,165	711,343	-
United States	50,779,692	50,779,692	-	-
Short-Term Investments	29,636,760	7,037,655	22,599,105	-
Contracts For Difference
Equity Contracts	978,996	978,996	-	-
Total Assets	$159,796,078	$88,285,854	$71,510,224	$-

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Securities Sold Short
Australia	$(2,170,864)	$-	$(2,170,864)	$-
Belgium	(1,179,933)	-	(1,179,933)	-
Canada	(854,110)	(854,110)	-	-
Chile	(304,743)	(304,743)	-	-
Denmark	(206,990)	-	(206,990)	-
Finland	(1,520,224)	-	(1,520,224)	-
France	(801,346)	-	(801,346)	-
Hong Kong	(643,627)	-	(643,627)	-
Ireland	(943,469)	(943,469)	-	-
Japan	(5,901,188)	-	(5,901,188)	-
Netherlands	(452,781)	-	(452,781)	-
New Zealand	(510,745)	-	(510,745)	-
South Africa	(785,299)	(785,299)	-	-
Sweden	(3,675,644)	-	(3,675,644)	-
Switzerland	(6,241,308)	-	(6,241,308)	-
United States	(28,027,812)	(28,027,812)	-	-
Options Written
Equity Contracts	(2,562,598)	(1,007,178)	(1,555,420)	-
Contracts For Difference
Equity Contracts	(1,525,491)	(1,525,491)	-	-
Total Liabilities	$(58,308,172)	$(33,448,102)	$(24,860,070)	$-

At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and  the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1, 2 and 3 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) requires the Fund to present a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. Transfers in and out between levels are based on values at the end of the period.  A reconciliation of Level 3 investments is presented only when the Fund had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to its net assets. The amounts and reasons for all Level 3 transfers are disclosed if the Fund had an amount of total Level 3 transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period.

For the period ended May 31, 2023, the Fund had no significant Level 3 transfers.

For more information with regard to significant accounting policies, see the most recent semi-annual or annual report filed with the Securities and Exchange Commission.